INTANGIBLE ASSETS (Details 1) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
Amortizable Intangible Assets [Line Items]
Finite-Lived Intangible Assets, License costs, Gross Carrying Amount		$ 681,143		$ 532,143
Finite-Lived Intangible Assets, License costs, Accumulated Amortization	93,000	(70,049)	70,000	0
Finite-Lived Intangible Assets, License costs, Net Book Value	$ 1,338,000	$ 611,094	$ 611,000	$ 532,143